Note 6 - Inventory (Tables)	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of detailed information of inventories [text block]
	2017	2016	2015

Raw materials	$112,768	$662,458	$-
Finished goods	260,105	358,386	-
Work in process	151,709	96,036	-
	$524,582	$1,116,880	$-